VIE - Non-consolidated (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Non-consolidated VIEs
Trading assets	SFr 177,619	SFr 187,550	SFr 190,737
Net loans	273,835	270,248	272,995
Other assets	46,283	44,627	58,017
Other liabilities	39,525	SFr 40,315	42,231
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	5,532		7,415
Net loans	8,678		11,054
Other assets	520		185
Total variable interest assets, non-consolidated VIEs	14,730		18,654
Maximum exposure to loss	25,374		31,166
Non-consolidated VIE assets	218,903		252,921
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	175		90
Net loans	4		36
Other assets	3		0
Total variable interest assets, non-consolidated VIEs	182		126
Maximum exposure to loss	183		126
Non-consolidated VIE assets	4,511		6,590
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	4,077		6,021
Net loans	505		1,508
Other assets	15		11
Total variable interest assets, non-consolidated VIEs	4,597		7,540
Maximum exposure to loss	9,364		12,986
Non-consolidated VIE assets	80,982		113,530
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	982		871
Net loans	2,834		2,734
Other assets	13		13
Total variable interest assets, non-consolidated VIEs	3,829		3,618
Maximum exposure to loss	3,829		3,618
Non-consolidated VIE assets	62,007		54,112
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	235		425
Net loans	4,078		5,053
Other assets	178		0
Total variable interest assets, non-consolidated VIEs	4,491		5,478
Maximum exposure to loss	9,191		11,866
Non-consolidated VIE assets	32,314		41,824
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	63		8
Net loans	1,257		1,723
Other assets	311		161
Total variable interest assets, non-consolidated VIEs	1,631		1,892
Maximum exposure to loss	2,807		2,570
Non-consolidated VIE assets	39,089		36,865
Bank
Non-consolidated VIEs
Trading assets	177,733		191,096
Net loans	256,513		254,915
Other assets	46,189		57,910
Other liabilities	SFr 39,336		SFr 41,715